Subsequent Events (Details) $ in Thousands	Jan. 31, 2023 USD ($)	Jan. 26, 2023 USD ($) ft²
Subsequent Event [Line Items]
Area of building leased | ft²		15,023
Lease agreement payments due | $	$ 1,356	$ 1,700
Lease agreement term		3 years